Note 17 - Tax Expense - Unrecognised Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	$ 1,800	$ 593	$ 421
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	516	376	276
Unused tax losses [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	$ 2,316	$ 969	$ 697